SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2023
Accounting Policies [Abstract]
Schedule of Investments
Our non-current investments are as follows:

	August 31, 2023	August 31, 2022
Equity method investments	$23,985	$164,164
Investments without readily determinable fair values	173,458	153,808
Total non-current investments	$197,443	$317,972

Schedule of Depreciation and Amortization
See table below for summary of depreciation on fixed assets, deferred transition amortization, intangible assets amortization and operating lease cost for fiscal 2023 and 2022, respectively.

	Fiscal
	2023	2022
Depreciation	$620,659	$591,748
Amortization—Deferred transition	339,139	280,093
Amortization—Intangible assets	440,957	438,897
Operating lease cost	868,082	769,806
Other	12,248	7,672
Total depreciation, amortization and other	$2,281,085	$2,088,216

Schedule of Property and Equipment
Property and equipment is stated at cost, net of accumulated depreciation. Depreciation of property and equipment is computed on a straight-line basis over the following estimated useful lives:

Computers, related equipment and software	2 to 7 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	Lesser of lease term or 15 years
The components of Property and equipment, net are as follows:

	August 31, 2023	August 31, 2022
Buildings and land	$—	$5,609
Computers, related equipment and software	2,112,846	2,154,989
Furniture and fixtures	433,473	442,499
Leasehold improvements	1,558,373	1,546,230
Property and equipment, gross	4,104,692	4,149,327
Total accumulated depreciation	(2,574,685)	(2,490,187)
Property and equipment, net	$1,530,007	$1,659,140

Schedule of Operating Expenses
Selected components of operating expenses are as follows:

	Fiscal
	2023	2022	2021
Research and development costs	$1,298,657	$1,123,296	$1,118,320
Advertising costs (1)	100,652	119,202	171,883
Provision for (release of) doubtful accounts (2)	3,856	(2,284)	6,199
(1)Advertising costs are expensed as incurred.
(2)For additional information, see “Allowance for Credit Losses—Client Receivables and Contract Assets.”
Schedule of Business Optimization Costs	Total business optimization costs by reportable operating segment are as follows:

Fiscal
2023
North America	$464,879
EMEA (1)	438,093
Growth Markets (1)	160,174
Total business optimization costs	$1,063,146